PHOENIX INVESTMENT PARTNERS







                                                                OCTOBER 31, 1998








                     SEMIANNUAL REPORT




                                                         Phoenix California Tax
                                                         Exempt Bonds, Inc.











[LOGO] PHOENIX
       INVESTMENT PARTNERS

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]

  We are pleased to provide this report for the six months ended October 31, 1998. On the following page, your Fund manager discusses how the portfolio has performed over the last six months, what factors affected performance and provides his outlook for the next six months. We hope you find his comments informative.

  As the year draws to a close, we would like to remind you to look for your year-end tax mailings next month. California state tax regulations exempt the portion of tax-exempt dividends derived from interest on municipal obligations issued by California as well as U.S. territories. In addition to Form 1099-DIV, California residents will receive a separate notification that identifies that portion of the Fund's dividend income that may be exempt from state taxes.

  If you have any questions, please contact your financial advisor or call us toll-free at 1-800-243-1574.

  Thank you for your continued participation in Phoenix California Tax Exempt Bonds, Inc.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

December 9, 1998

PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, TIMOTHY M. HEANEY, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund is appropriate for California residents who want to minimize payment of federal and state income taxes and desire a quality-focused portfolio. Investors should note that income from the Fund may be subject to state and local taxes and the alternative minimum tax, if applicable.

Q: HOW DID THE FUND PERFORM FOR THE LAST SIX MONTHS?

A: For the six-month reporting period ended October 31, 1998, Class A shares returned 4.83% and Class B shares returned 4.43% compared with a return of 5.11% for the Lehman Brothers Municipal Bond Index(1) and a return of 5.67% for the Lehman Brothers California Municipal Bond Index.(2) All performance figures assume the reinvestment of distributions and exclude the effect of sales charges.

Q: WHAT FACTORS AFFECTED PERFORMANCE?

A: After starting the reporting period at a yield of approximately 5.20%, long-term high-quality municipal yields, as measured by AAA-rated general obligation bonds, declined by 28 basis points in response to declining U.S. Treasury interest rates caused by global financial turmoil as well as two interest rate cuts by the Federal Reserve.(3)

    However, performance was held back as a result of our investment strategy to focus on high-quality, higher income-producing securities, which did not keep pace in the declining rate environment. The Fund was overweighted in shorter duration, higher coupon securities in an effort to maintain a high stream of tax-exempt income.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?

A: The credit outlook for California remains relatively positive as its economy and labor markets should experience moderate growth. Personal income levels have rebounded; however, such issues as local property tax limitations, education demands on state, city and county budgets and state-funded health-care programs will continue to present fiscal challenges.

Q: HOW WILL YOU POSITION THE PORTFOLIO GIVEN YOUR OUTLOOK?

A: Our current strategy is to continue to emphasize higher quality "essential service" bonds, such as water and sewer issues, since these credits generally provide the highest levels of credit protection.

                                                               NOVEMBER 16, 1998

(1) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF LONG-TERM, INVESTMENT-GRADE TAX-EXEMPT MUNICIPAL BOND TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT AND DOES NOT REFLECT INVESTMENT MANAGEMENT OR OTHER MUTUAL FUND-RELATED FEES.
(2) THE LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF CALIFORNIA-ISSUED, LONG-TERM, INVESTMENT-GRADE TAX-EXEMPT MUNICIPAL BOND TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT AND DOES NOT REFLECT INVESTMENT MANAGEMENT OR OTHER MUTUAL FUND-RELATED FEES.
(3) AFTER THIS WAS WRITTEN, THE FED AGAIN LOWERED RATES BY 25 BASIS POINTS ON NOVEMBER 17, 1998.

Phoenix California Tax Exempt Bonds, Inc.

   TOP TEN HOLDINGS AT OCTOBER 31, 1998 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  L.A. Wastewater Series                                         6.8%
        UTILITY REVENUE BOND
    2.  Riverside County 7.80%, 5/1/21                                 5.4%
        PRE-REFUNDED REVENUE BOND
    3.  Culver City Redevelopment Agency                               4.2%
        TAX REVENUE BOND
    4.  Puerto Rico Public Building Series L                           3.5%
        PRE-REFUNDED REVENUE BOND
    5.  Contra Costa Water District Series G                           3.4%
        UTILITY REVENUE BOND
    6.  Huntington Park Redevelopment Agency                           3.4%
        PRE-REFUNDED REVENUE BOND
    7.  Anaheim Public Funding Series C                                3.0%
        LEASE REVENUE BOND
    8.  Walnut Valley United School District                           2.9%
        GENERAL OBLIGATION BOND
    9.  Puerto Rico Electric Power                                     2.7%
        PRE-REFUNDED REVENUE BOND
   10.  Metropolitan Water District Series C                           2.5%
        UTILITY REVENUE BOND

                        INVESTMENTS AT OCTOBER 31, 1998
                                  (UNAUDITED)

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)       VALUE
                                          ---------   -------   ------------
MUNICIPAL TAX-EXEMPT BONDS--97.2%

CERTIFICATES OF PARTICIPATION/LEASE REVENUE--8.0%
Anaheim Public Funding Series C 6%,
9/1/16 (FSA Insured)....................     AAA      $ 2,600   $  3,003,000

Orange County Recovery COP 5.80%, 7/1/16
(MBIA Insured)..........................     AAA        1,500      1,655,625

San Francisco Building Authority Civic
Center A 6%, 12/1/09 (AMBAC Insured)....     AAA        2,000      2,312,500

San Mateo County Revenue 5.125%, 7/1/18
(MBIA Insured)..........................     AAA        1,000      1,042,500
----------------------------------------------------------------------------
TOTAL CERTIFICATES OF PARTICIPATION/LEASE REVENUE                  8,013,625
----------------------------------------------------------------------------
GENERAL OBLIGATIONS--7.2%
California State G.O. 5.50%, 4/1/08
(MBIA Insured)..........................     AAA        1,500      1,665,000

Central School District G.O. 7.05%,
5/1/16..................................    A(b)        1,000      1,082,500
Pomona School District G.O. Series C
5.60%, 8/1/12 (MBIA Insured)............     AAA        1,500      1,663,125

Walnut Valley United School District
G.O. 0%, 8/1/19 (MBIA Insured)..........     AAA        8,480      2,872,600
----------------------------------------------------------------------------
TOTAL GENERAL OBLIGATIONS                                          7,283,225
----------------------------------------------------------------------------

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)       VALUE
                                          ---------   -------   ------------

HEALTHCARE--6.8%
California Health Facilities 7.30%,
11/1/20 (CA Mortgage Insurance).........     A+       $ 1,400   $  1,512,000

California Health Facilities 6.25%,
7/1/22..................................     A+         1,500      1,610,625
Grass Valley Hospital 7.25%, 4/1/19 (CA
Mortgage Insurance).....................     A+         2,000      2,067,260

San Bernardino School Health Care Series
A, Sisters of Charity 7%, 7/1/21........     AA         1,500      1,657,500
----------------------------------------------------------------------------
TOTAL HEALTHCARE                                                   6,847,385
----------------------------------------------------------------------------

HOUSING REVENUE--3.5%
California Housing Financing Agency
Series C 7.20%, 8/1/17 (FHA Insured)....     AA-          475        490,000

California Housing Financing Agency
Series D 7.25%, 8/1/17 (FHA Insured)....     AA-          510        539,325

California Housing Financing Agency
Series A 7.75%, 8/1/17 (FHA Insured)....     AA-          295        305,104

L.A. Community Redevelopment Agency
Series A 6.55%, 1/1/27 (AMBAC
Insured)................................     AAA        2,000      2,165,000
----------------------------------------------------------------------------
TOTAL HOUSING REVENUE                                              3,499,429
----------------------------------------------------------------------------

                       See Notes to Financial Statements                       3

Phoenix California Tax Exempt Bonds, Inc.

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)       VALUE
                                          ---------   -------   ------------
PRE-REFUNDED REVENUE--29.6%
Covina Redevelopment Agency 8.80%,
1/1/08..................................     NR       $ 1,200   $  1,491,000

Hayward Hospital Revenue (St. Rose
Hosp.) 10%, 10/1/04(c)..................     AAA          510        603,713
Huntington Park Redevelopment Agency 8%,
12/1/19 (FHA Insured)...................     AAA        2,400      3,396,000

L.A. Harbor Department 7.60%,
10/1/18(c)..............................     AAA        1,000      1,308,750
Northern California Hydro Electric
7.50%, 7/1/23 (AMBAC Insured)...........     AAA          195        260,569

Pasadena COP 6.75%, 8/1/15..............   AAA(b)       2,000      2,152,500
Puerto Rico Electric Power 7%, 7/1/21...    BBB+        2,500      2,762,500
Puerto Rico Highway Revenue Pre-refunded
Series T 6.625%, 7/1/18(c)..............     AAA          200        222,750

Puerto Rico Highway Revenue Refunded
Series T 6.625%, 7/1/18.................      A           800        891,000

Puerto Rico Public Building Series L
6.875%, 7/1/21..........................     AAA        3,170      3,558,325

Redlands COP Series C 7%, 12/1/22 (MBIA
Insured)................................     AAA        1,000      1,090,000

Riverside County 8.625%, 5/1/16 (GNMA
Collateralized).........................     AAA          700        967,750

Riverside County 7.80%, 5/1/21 (GNMA
Collateralized).........................     AAA        4,000      5,430,000

San Bernardino COP Series B 7%,
8/1/28..................................     AAA        2,200      2,439,250
San Gabriel Valley Schools Financing
7.20%, 7/1/19...........................     NR         1,200      1,256,892

Torrance Hospital COP 7.10%, 12/1/15....     AAA        1,705      1,988,456
----------------------------------------------------------------------------
TOTAL PRE-REFUNDED REVENUE                                        29,819,455
----------------------------------------------------------------------------

TAX REVENUE--9.6%
Culver City Redevelopment Agency 4.60%,
11/1/20 (AMBAC Insured).................     AAA        4,500      4,275,000

L.A. County Sales Tax 7%, 7/1/19........     AA-        2,500      2,615,300

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)       VALUE
                                          ---------   -------   ------------
TAX REVENUE--CONTINUED
L.A. County Transit Authority Series A
5%, 7/1/21 (FGIC Insured)...............     AAA      $ 1,500   $  1,492,500

San Pablo Redevelopment 5%, 12/1/13
(FGIC Insured)..........................     AAA        1,250      1,281,250
----------------------------------------------------------------------------
TOTAL TAX REVENUE                                                  9,664,050
----------------------------------------------------------------------------

TRANSPORTATION REVENUE--1.5%
Riverside Public Financing Authority
7.80%, 2/1/08...........................   Baa(b)         360        364,572

San Francisco Airport Revenue 6.25%,
5/1/10 (FGIC Insured)...................     AAA        1,000      1,130,000
----------------------------------------------------------------------------
TOTAL TRANSPORTATION REVENUE                                       1,494,572
----------------------------------------------------------------------------

UTILITY REVENUE--31.0%
California Department of Water Resources
5%, 12/1/15.............................     AA         1,375      1,392,188

Chino Basin Funding Authority Revenue
5.90%, 8/1/11 (AMBAC Insured)...........     AAA        2,000      2,305,000

Contra Costa Water District Series G
5.75%, 10/1/14 (MBIA Insured)...........     AAA        3,100      3,402,250

Delta Diablo Sanitation District 0%,
12/1/16 (MBIA Insured)..................     AAA        1,070        438,700

L.A. Wastewater Series D 4.70%, 11/1/17
(FGIC Insured)..........................     AAA        7,000      6,816,250

MSR Public Power Agency 6.75%, 7/1/20
(MBIA Insured)..........................     AAA        1,500      1,843,125

Metropolitan Water District Series A
4.75%, 7/1/22...........................     AA         3,225      3,112,125

Metropolitan Water District Series C 5%,
7/1/27..................................     AA         2,500      2,490,625

Orange County Water District COP 7%,
8/15/15.................................     AAA        1,000      1,081,250

Puerto Rico Electric Power Authority
Series N 6%, 7/1/10.....................    BBB+        1,500      1,529,535

4                      See Notes to Financial Statements

Phoenix California Tax Exempt Bonds, Inc.

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)       VALUE
                                          ---------   -------   ------------
UTILITY REVENUE--CONTINUED
Sacramento Cogeneration Project
Pre-refunded 6.375%, 7/1/10.............     NR       $   500   $    578,125
Sacramento Cogeneration Project 6.375%,
7/1/10..................................     NR           500        558,750
Sacramento Flood Control Agency 5.375%,
10/1/15 (FGIC Insured)..................     AAA        1,000      1,043,750

Sacramento Municipal Utility District
Series K 5.75%, 7/1/18 (AMBAC
Insured)................................     AAA        1,500      1,681,875
Southern California Public Power
Authority 5.50%, 7/1/20.................      A           915        923,006

Southern California Public Power Series
A 4.875%, 7/1/20 (AMBAC Insured)........     AAA        2,000      1,967,500
----------------------------------------------------------------------------
TOTAL UTILITY REVENUE                                             31,164,054
----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $87,691,755)                                     97,785,795
----------------------------------------------------------------------------

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)       VALUE
                                          ---------   -------   ------------

SHORT-TERM OBLIGATIONS--1.2%

COMMERCIAL PAPER--1.2%
Anheuser-Busch Cos., Inc. 5.55%,
11/2/98.................................    A-1+      $ 1,245   $  1,244,808
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,244,808)                                       1,244,808
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $88,936,563)                                     99,030,603(a)
Cash and receivables, less liabilities--1.6%                       1,563,465
                                                                ------------
NET ASSETS--100.0%                                              $100,594,068
                                                                ------------
                                                                ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,113,722 and gross depreciation of $18,986 for federal income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $88,935,867.
(b)  As rated by Moody's, Duff & Phelps or Fitch.
(c)  Escrowed to Maturity.
     At October 31, 1998, the concentration of the Fund's investments by State, determined as a percentage of total investments, is as follows: California 90%, Puerto Rico 9%, Other 1%.
     At October 31, 1998, 59.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA, 16%, AMBAC, 15% and FGIC, 12%.

                       See Notes to Financial Statements                       5

Phoenix California Tax Exempt Bonds, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $88,936,563)                               $   99,030,603
Cash                                                                   1,288
Receivables
  Fund shares sold                                                        39
  Interest                                                         1,774,780
                                                              --------------
    Total assets                                                 100,806,710
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                              3,141
  Dividend distributions                                              70,600
  Investment advisory fee                                             38,865
  Distribution fee                                                    22,455
  Transfer agent fee                                                  13,489
  Financial agent fee                                                  9,926
  Directors' fee                                                       8,250
Accrued expenses                                                      45,916
                                                              --------------
    Total liabilities                                                212,642
                                                              --------------
NET ASSETS                                                    $  100,594,068
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of common stock                     $   90,110,462
Undistributed net investment loss                                    (71,623)
Accumulated net realized gain                                        461,189
Net unrealized appreciation                                       10,094,040
                                                              --------------
NET ASSETS                                                    $  100,594,068
                                                              --------------
                                                              --------------
CLASS A
Shares of common stock outstanding, $0.01 par value,
  250,000,000 shares authorized (Net Assets $98,801,384)           7,362,472
Net asset value per share                                             $13.42
Offering price per share $13.42/(1-4.75%)                             $14.09
CLASS B
Shares of common stock outstanding, $0.01 par value,
  250,000,000 shares authorized (Net Assets $1,792,684)              133,399
Net asset value and offering price per share                          $13.44

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    2,991,415
                                                              --------------
    Total investment income                                        2,991,415
                                                              --------------
EXPENSES
Investment advisory fee                                              233,857
Distribution fee, Class A                                            127,784
Distribution fee, Class B                                              8,545
Financial agent fee                                                   53,258
Transfer agent                                                        34,772
Printing                                                              18,577
Professional                                                          17,212
Registration                                                          14,884
Directors                                                             10,792
Custodian                                                              6,081
Miscellaneous                                                          7,183
                                                              --------------
    Total expenses                                                   532,945
                                                              --------------
NET INVESTMENT INCOME                                              2,458,470
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      262,064
Net realized loss on futures contracts                              (126,725)
Net change in unrealized appreciation (depreciation) on
  investments                                                      2,255,117
                                                              --------------
NET GAIN ON INVESTMENTS                                            2,390,456
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    4,848,926
                                                              --------------
                                                              --------------

6                      See Notes to Financial Statements

Phoenix California Tax Exempt Bonds, Inc.

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                            10/31/98       Year Ended
                                           (Unaudited)       4/30/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income                   $   2,458,470   $   5,301,229
  Net realized gain                             135,339         932,045
  Net change in unrealized appreciation
    (depreciation)                            2,255,117       3,180,703
                                          -------------   -------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                4,848,926       9,413,977
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (2,408,843)     (5,233,550)
  Net investment income, Class B                (33,693)        (56,307)
  Net realized gains, Class A                        --        (611,301)
  Net realized gains, Class B                        --          (7,993)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (2,442,536)     (5,909,151)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (841,721
    and 2,752,578 shares, respectively)      11,161,782      36,168,968
  Net asset value of shares issued from
    reinvestment of distributions
    (78,250 and 198,792 shares,
    respectively)                             1,041,520       2,620,648
  Cost of shares repurchased (1,358,338
    and 3,745,317 shares, respectively)     (18,081,215)    (49,302,823)
                                          -------------   -------------
Total                                        (5,877,913)    (10,513,207)
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (17,622
    and 30,551 shares, respectively)            233,868         405,480
  Net asset value of shares issued from
    reinvestment of distributions
    (1,382 and 2,640 shares,
    respectively)                                18,413          34,843
  Cost of shares repurchased (4,620 and
    20,974 shares, respectively)                (61,403)       (274,134)
                                          -------------   -------------
Total                                           190,878         166,189
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                             (5,687,035)    (10,347,018)
                                          -------------   -------------
  NET DECREASE IN NET ASSETS                 (3,280,645)     (6,842,192)
NET ASSETS
  Beginning of period                       103,874,713     110,716,905
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT LOSS AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME
    OF ($71,623) AND ($87,557),
    RESPECTIVELY]                         $ 100,594,068   $ 103,874,713
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                       7

Phoenix California Tax Exempt Bonds, Inc.

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                      ------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                YEAR ENDED APRIL 30
                                       10/31/98     ----------------------------------------------------------------------
                                      (UNAUDITED)         1998           1997           1996           1995           1994
Net asset value, beginning of
  period                              $   13.12     $    12.72     $    12.77     $    12.63     $    13.03     $    13.64
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.32           0.65           0.66           0.67           0.71           0.80
  Net realized and unrealized gain
    (loss)                                 0.30           0.47           0.04           0.20           0.05          (0.53)
                                          -----          -----          -----          -----          -----          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.62           1.12           0.70           0.87           0.76           0.27
                                          -----          -----          -----          -----          -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                (0.32)         (0.65)         (0.66)         (0.67)         (0.76)         (0.76)
  Distributions in excess of net
    investment income                        --             --             --          (0.01)            --             --
  Distributions from net realized
    gains                                    --          (0.07)         (0.09)         (0.03)         (0.31)         (0.12)
  Distributions in excess of
    accumulated net realized gains           --             --             --          (0.02)         (0.09)            --
                                          -----          -----          -----          -----          -----          -----
      TOTAL DISTRIBUTIONS                 (0.32)         (0.72)         (0.75)         (0.73)         (1.16)         (0.88)
                                          -----          -----          -----          -----          -----          -----
Change in net asset value                  0.30           0.40          (0.05)          0.14          (0.40)         (0.61)
                                          -----          -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD        $   13.42     $    13.12     $    12.72     $    12.77     $    12.63     $    13.03
                                          -----          -----          -----          -----          -----          -----
                                          -----          -----          -----          -----          -----          -----
Total return(1)                            4.83%(3)       8.84%          5.56%          6.92%          6.34%          1.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $98,801       $102,312       $109,358       $113,806       $117,370       $131,365
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                       1.01%(2)       0.96%          0.93%          0.99%          0.93%          0.85%
  Net investment income                    4.74%(2)       4.90%          5.13%          5.15%          5.63%          5.82%
Portfolio turnover                            4%             9%            17%            20%            51%            25%

                                                                     CLASS B
                                      ---------------------------------------------------------------------
                                      SIX MONTHS                                                    FROM
                                        ENDED                 YEAR ENDED APRIL 30                INCEPTION
                                       10/31/98     ----------------------------------------     7/26/94 TO
                                      (UNAUDITED)         1998           1997           1996      4/30/95
Net asset value, beginning of
  period                              $   13.13     $    12.73     $    12.77     $    12.63     $    13.04
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.27           0.56           0.56           0.56(4)        0.48
  Net realized and unrealized gain         0.31           0.46           0.05           0.20           0.01
                                          -----          -----          -----          -----          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.58           1.02           0.61           0.76           0.49
                                          -----          -----          -----          -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                (0.27)         (0.55)         (0.56)         (0.56)         (0.50)
  Distributions in excess of net
    investment income                        --             --             --          (0.01)            --
  Distributions from net realized
    gains                                    --          (0.07)         (0.09)         (0.03)         (0.31)
  Distributions in excess of
    accumulated net realized gains           --             --             --          (0.02)         (0.09)
                                          -----          -----          -----          -----          -----
      TOTAL DISTRIBUTIONS                 (0.27)         (0.62)         (0.65)         (0.62)         (0.90)
                                          -----          -----          -----          -----          -----
Change in net asset value                  0.31           0.40          (0.04)          0.14          (0.41)
                                          -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD        $   13.44     $    13.13     $    12.73     $    12.77     $    12.63
                                          -----          -----          -----          -----          -----
                                          -----          -----          -----          -----          -----
Total return(1)                            4.43%(3)       8.10%          4.84%          6.10%          4.10%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $1,793         $1,562         $1,359         $1,258           $460
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                       1.76%(2)       1.71%          1.68%          1.78%          1.55%(2)
  Net investment income                    3.99%(2)       4.15%          4.37%          4.32%          4.90%(2)
Portfolio turnover                            4%             9%            17%            20%            51%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized
(3)  Not annualized
(4)  Computed using average shares outstanding.

8                      See Notes to Financial Statements

PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix California Tax Exempt Bonds, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as Federal income tax, consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Effective June 1, 1998, National Securities and Research Corporation assigned its investment advisory agreement to Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $2,825 for Class A shares and deferred sales charges of $2,102 for Class B shares for the six months ended October 31, 1998. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the

PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

total amount expensed for the six months ended October 31, 1998, $14,694 was earned by the Distributor, $121,635 was paid to unaffiliated participants and none was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services through May 31, 1998, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee applied. Effective June 1, 1998, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended October 31, 1998, transfer agent fees were $34,772, of which PEPCO retained $8,569, which is net of fees paid to State Street.

  At October 31, 1998, PHL and affiliates held 220 Class A shares and 10,161 Class B shares of the Fund with a combined value of $139,523.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities and futures, for the six months ended October 31, 1998, aggregated $4,124,812 and $8,242,507, respectively. There were no purchases or sales of long-term US Government securities.

4. ASSET CONCENTRATION

  There are certain risks arising from the Fund's concentration in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

  This report is not authorized for distribution to prospective investors in the Phoenix California Tax Exempt Bonds, Inc. unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Timothy M. Heaney, Vice President
William E. Keen III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporaton
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

Internet access:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION                             ----------------
PO Box 2200                                                      Bulk Rate Mail
Enfield CT 06083-2200                                             U.S. Postage
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